Netting Arrangements for Certain Financial Instruments - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2014
Derivative [Line Items]
Notional amount of derivative	$ 140.6
Exchange Cleared [Member]
Derivative [Line Items]
Notional amount of derivative	33.0
Exchange Traded [Member]
Derivative [Line Items]
Notional amount of derivative	$ 4.2